Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Reinsurance Agreement. On March 2, 2020, the Company entered into an adverse development reinsurance agreement with a wholly-owned subsidiary of Enstar Group Limited.
Under this agreement, the Company will cede to the wholly-owned subsidiary of Enstar Group Limited, losses incurred on or prior to December 31, 2019, in excess of $3.805 billion, up to an aggregate limit of $4.575 billion (coverage of $770.0 million). The reinsurance agreement also provides for $250.0 million of cover in excess of $4.815 billion.
The consideration for this agreement is $770.0 million plus interest at 3.75% per annum, compounding daily, from the effective date January 1, 2020 to the closing date. Completion of the transaction is subject to regulatory approvals and satisfaction of various other closing conditions. The transaction is expected to close in the first half of 2020.
COVID-19. We continue to closely monitor developments related to the outbreak of COVID-19, also known as coronavirus, to assess any potential impact on our business. Like many property and casualty (re)insurers, we have possible exposure to the contingency market and cancellation losses stemming from the COVID-19 outbreak and could also face COVID-19 related claims from credit and surety lines and potential exposure from business interruption. Whether the virus could trigger coverage is dependent on specific policy language, terms and exclusions.  There is a risk, however, that legislative, regulatory, judicial or social influences may extend coverage beyond our intended contractual obligations or result in an increase in the frequency or severity of claims beyond expected levels.  The volatility in the financial markets resulting from the outbreak may also impact our investment portfolio. Our investment portfolio comprises primarily government and other fixed income securities and we are not significantly exposed to equity markets.  However, our corporate bond portfolio could be subject to default risk in the event of extended disruption to trade, and our strategic asset allocation includes middle market loans, commercial and other mortgage loan arrangements which may be adversely affected by the outbreak. In addition, existing and potential future travel bans, preventative or government mandated closures of our offices or the offices of our outsource providers may affect our ability to conduct our business. A prolonged period of commercial disruption, reduced economic activity and other consequences of the outbreak could have a material impact on our results of operations, financial condition or liquidity. Because this is an evolving and highly uncertain situation it is not possible to provide an estimate of potential insurance, reinsurance or investment exposure or any other indirect effects the outbreak may have on our results of operations, financial condition or liquidity.
Recent Changes to Ratings. On March 26, 2020, S&P downgraded the financial strength and issuer credit ratings of Aspen Bermuda and Aspen U.K. to “A-” (Strong) from “A” (Strong). The long term issuer credit rating of Aspen Holdings was downgraded to “BBB” from “BBB+”. The outlook assigned to all these ratings is stable.
Our U.S. Operating subsidiaries, AAIC and Aspen Specialty, are not currently rated by S&P and have a financial strength rating of “A” (Excellent) by A.M. Best with a negative outlook. On April 1, 2020 A.M. Best affirmed the financial strength rating of “A” (Excellent) for Aspen Bermuda, Aspen U.K. Aspen Specialty and AAIC but revised its outlook to negative from stable. Our Lloyd’s operations benefit from the Lloyd’s market financial strength rating of “A” (Excellent) with a stable outlook by A.M. Best and “A+” (Strong) with a stable outlook by S&P.
Although the Company is still assessing the impact of this recent downgrade by S&P, we do not believe that this change in rating will significantly impact where the Company conducts its business operations. However, the downgrade may impair our ability to sell insurance policies and could materially and adversely affect our competitive position in the insurance industry, future financial condition and operating results.